Trading securities and financial assets designated at fair value (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Financial assets
Total trading securities and financial assets designated at fair value	$ 22,134	$ 25,324	$ 21,168
Parent Entity
Financial assets
Total trading securities and financial assets designated at fair value	20,417	22,946
Trading securities
Financial assets
Total trading securities and financial assets designated at fair value	17,779	15,860	15,288
Trading securities | Parent Entity
Financial assets
Total trading securities and financial assets designated at fair value	16,673	14,151
Trading securities | Government and semi-government securities
Financial assets
Total trading securities and financial assets designated at fair value	13,062	11,339	9,267
Trading securities | Government and semi-government securities | Parent Entity
Financial assets
Total trading securities and financial assets designated at fair value	12,253	10,452
Trading securities | Other debt securities
Financial assets
Total trading securities and financial assets designated at fair value	4,622	4,453	5,960
Trading securities | Other debt securities | Parent Entity
Financial assets
Total trading securities and financial assets designated at fair value	4,325	3,631
Trading securities | Equity securities
Financial assets
Total trading securities and financial assets designated at fair value	8	11	7
Trading securities | Equity securities | Parent Entity
Financial assets
Total trading securities and financial assets designated at fair value	8	11
Trading securities | Other
Financial assets
Total trading securities and financial assets designated at fair value	87	57	54
Trading securities | Other | Parent Entity
Financial assets
Total trading securities and financial assets designated at fair value	87	57
Securities purchased under agreement to resell
Financial assets
Total trading securities and financial assets designated at fair value	1,379	6,887	3,260
Securities purchased under agreement to resell | Parent Entity
Financial assets
Total trading securities and financial assets designated at fair value	1,379	6,887
Other financial assets designated at fair value
Financial assets
Total trading securities and financial assets designated at fair value	2,976	2,577	2,620
Other financial assets designated at fair value | Parent Entity
Financial assets
Total trading securities and financial assets designated at fair value	2,365	1,908
Other financial assets designated at fair value | Other debt securities
Financial assets
Total trading securities and financial assets designated at fair value	2,715	2,259	2,319
Other financial assets designated at fair value | Other debt securities | Parent Entity
Financial assets
Total trading securities and financial assets designated at fair value	2,302	1,848
Other financial assets designated at fair value | Equity securities
Financial assets
Total trading securities and financial assets designated at fair value	261	318	$ 301
Other financial assets designated at fair value | Equity securities | Parent Entity
Financial assets
Total trading securities and financial assets designated at fair value	$ 63	$ 60